PROPERTY AND EQUIPMENT - Schedule Of Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of capital commitments [line items]
Total commitments	$ 26	$ 40
Less than 1 year
Disclosure of capital commitments [line items]
Total commitments	$ 26	$ 40